Condensed Consolidated Statement of Profit or Loss and OCI - EUR (€)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Condensed Consolidated Statement of Profit or Loss and OCI
Revenue	€ 872,000		€ 1,115,000
Other income	286,000	€ 251,000	838,000	€ 9,188,000
Research and development costs	(11,124,000)	(8,304,000)	(29,764,000)	(29,716,000)
General and administrative costs	(4,591,000)	(2,809,000)	(12,052,000)	(10,173,000)
Total operating costs	(15,715,000)	(11,113,000)	(41,816,000)	(39,889,000)
Operating result	(14,557,000)	(10,862,000)	(39,863,000)	(30,701,000)
Finance income and expense	266,000	(1,863,000)	(2,491,000)	(2,024,000)
Results related to associates	(132,000)	(84,000)	(239,000)	(270,000)
Gain on recognition of financial asset			621,000
Results related to financial liabilities measured at fair value through profit or loss	(611,000)	(305,000)	(1,373,000)	(305,000)
Result before corporate income taxes	(15,034,000)	(13,114,000)	(43,345,000)	(33,300,000)
Income taxes	(35,000)	(75,000)	(95,000)	(86,000)
Result for the period	(15,069,000)	(13,189,000)	(43,440,000)	(33,386,000)
Other comprehensive income (foreign exchange differences on foreign operation)	206,000	(255,000)	461,000	(134,000)
Total comprehensive income	(14,863,000)	(13,444,000)	(42,979,000)	(33,520,000)
Result attributable to
Owners of the Company	(15,047,000)	(13,181,000)	(43,400,000)	(33,348,000)
Non-controlling interests	(22,000)	(8,000)	(40,000)	(38,000)
Result for the period	(15,069,000)	(13,189,000)	(43,440,000)	(33,386,000)
Total comprehensive income attributable to
Owners of the Company	(14,841,000)	(13,436,000)	(42,939,000)	(33,482,000)
Non-controlling interests	(22,000)	(8,000)	(40,000)	(38,000)
Total comprehensive income	€ (14,863,000)	€ (13,444,000)	€ (42,979,000)	€ (33,520,000)
Share information
Weighted average number of shares outstanding	68,263,034	50,143,262	61,804,367	50,017,990
Earnings per share attributable to the equity holders of the Company (expressed in Euro per share)
Basic loss per share	€ (0.22)	€ (0.26)	€ (0.70)	€ (0.67)
Diluted loss per share	€ (0.22)	€ (0.26)	€ (0.70)	€ (0.67)